Tax situation (Details 2) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Explanatory [Line Items]
Income (loss) before income tax		$ 22,475	$ 92,545	$ (255,237)
Peruvian statutory tax rate		32.00%	32.00%
Income tax expense (income)		$ 22,502	$ 12,797	46,710
Effect of change in income tax rate		0	0	(1,431)
Adjustment due to income tax rate applicable to la Quinua		15,248	(24,502)	(3,012)
Total income tax expense (benefit)		(26,926)	(18,012)	(53,504)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Income (loss) before income tax		$ (52,220)	$ (168,428)	$ (1,000,625)
Peruvian statutory tax rate	29.50%	29.50%	29.50%	28.00%
Income tax expense (income)		$ (15,405)	$ (49,686)	$ (280,175)
Valuation allowance on deferred tax asset		23,771	50,960	386,763
Effect of change in income tax rate			0	(66,667)
Mining taxes		6,260	3,530	7,392
Non-deductible expenses		6,962	4,204	3,296
Adjustment due to income tax rate applicable to la Quinua		(176)	(124)	(1,024)
Income tax prior years refunds		7,885	(1,858)	(6,458)
Total income tax expense (benefit)		$ 29,297	$ 7,026	$ 43,127